Warrants	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 10 - Warrants

During the year ended December 31, 2011, 12,021,423 of the Warrants with an exercise price of $0.21 per share have been exercised and the Company received proceeds of $2,524,499 from exercise of the Warrants.  These Warrants were issued during the year ended January 1, 2011 pursuant to the Subscription Agreement entered into by the Company on April 22, 2010.

At December 31, 2011, the following warrants were outstanding and exercisable:

Warrants granted in connection with :	Weighted Average Exercise Prices	Number Outstanding And Exercisable At December 31, 2011	Weighted Average Remaining Contractual Life
2008 Private Placement Equity Offering	$3.00	1,718,350	1.30
2010 Private Placement Equity Offering	$0.21	8,553,564	1.39
	$0.68	10,271,914	1.37